Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 7,443,322	$ 11,487,787
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	3,546,818	4,945,421
Lubricants	775,910	1,453,131
Insurances	1,198,818	1,823,010
Tonnage taxes	352,854	458,174
Other	1,339,929	1,509,004
Total Vessel operating expenses	14,657,651	21,676,527
Voyage Expenses [Abstract]
Brokerage commissions	878,439	831,742
Brokerage commissions - related party	463,672	655,431
Port & other expenses	615,366	306,616
Bunkers consumption	177,317	640,672
Loss / (Gain) on bunkers	(122,020)	264,079
Total Voyage expenses	$ 2,012,774	$ 2,698,540